Schedule of Trade and other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payables		$ 62	$ 65
Accrued expenses		160	132
Payroll and related accruals		98	93
Advance from customer		50	50
Lease liability		39	74
Related Parties		64	83
Other			3
Trade and other payables	$ 505	$ 473	$ 500